Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Less reclassification adjustment for net gains realized in net income, net of taxes of $362,749, $298,871, and $346,981, respectively	(577,017)	(475,406)	(551,934)
Net unrealized holding gains on investment and mortgage securities available for sale arising during the year, net of taxes of $1,624,516, $372,130, and $2,376,153, respectively	2,584,074	591,938	3,779,684
Other-than-temporary impairment losses recognized in earnings, net of taxes of $105,478, $886,349, and $975,296, respectively	167,781	1,409,893	1,551,378
Comprehensive income	$ 7,153,530	$ 3,831,777	$ 10,714,118